RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of balances due from/(to) related parties at June 30, 2021 and December 31, 2020 is as follows:

(in thousands of $)	June 30,	December 31,
	2021	2020
Seatankers Management Co. Ltd	(22)	—
Frontline Ltd	486	135
Frontline Management (Bermuda) Limited	(43)	(29)
Frontline Corporate Services Ltd	(8)	(13)
Frontline Management AS	(66)	(33)
Flex LNG Fleet Management AS	(237)	(234)
SFL Corporation Ltd	—	(2)
Northern Ocean Limited	36	31
Golden Ocean Management AS	—	(1)
Related party balance	146	(146)
A summary of (expenses)/income incurred from related parties is as follows:

(in thousands of $)	Six months ended
	June 30,
	2021	2020
Seatankers Management Co. Ltd	(22)	(112)
Seatankers Management Norway AS	(44)	(40)
Frontline Management (Bermuda) Limited	(133)	(45)
Frontline Management AS	(130)	(81)
Flex LNG Fleet Management AS	(1,666)	(743)
SFL Corporation Ltd	—	(2)
Northern Ocean Limited	2	—
FS Maritime SARL	(257)	(75)
Total related party transactions	(2,250)	(1,098)

In January 2021, the Company made a final payment of $130.5 million to a related party of Geveran Trading Company Ltd ("Geveran"), our largest shareholder, upon the delivery of our eleventh LNG carrier Flex Freedom. In December 2020, the Company pre-positioned and deposited $125.8 million of the $130.5 million final payment into escrow accounts, which were released for payment upon delivery of the vessel in January 2021.

In January 2021, the Company made a final payment of $127.0 million to a related party of Geveran upon the delivery of the twelfth LNG carrier Flex Volunteer.

In May 2021, the Company made a final payment of $127.0 million to a related party of Geveran upon the delivery of the thirteenth LNG carrier Flex Vigilant.

For more information see Note 8: Vessel Purchase Prepayments and Note 9: Vessels and Equipment, Net.
General Management Agreements

We have an administrative services agreement with Frontline Management AS ("Frontline Management") under which they provide us with certain administrative support, technical supervision, purchase of goods and services within the ordinary course of business and other support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. Frontline Management may subcontract these services to other associated companies, including Frontline Management (Bermuda) Limited. In the six months ended June 30, 2021, we paid Frontline Management and associated companies $0.3 million for these services (June 30, 2020: $0.1 million).

We also have an agreement with Seatankers Management Co. Ltd. ("Seatankers") under which it provides us with certain advisory and support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. In the six months ended June 30, 2021, we paid Seatankers $0.1 million for such services (June 30, 2020: $0.2 million).

Technical Management and Support Services

In October 2019, Flex LNG Fleet Management AS, a related party owned by Frontline Ltd., received a document of compliance under the ISM Code, qualifying it for technical ship management services. Flex LNG Fleet Management AS is responsible for the technical ship management of all of our vessels. Under the agreements between Flex LNG Fleet Management AS and our vessel owning subsidiaries, Flex LNG Fleet Management AS is paid a fixed fee of $272,500 per vessel per annum for the provision of technical management services for each of our vessels in operation. The fee is subject to annual review. During the six months ended June 30, 2021, we paid $1.7 million to Flex LNG Fleet Management AS for these services (June 30, 2020: $0.7 million).

Consultancy Services

In April 2020, Flex LNG Management Ltd entered into a consultancy agreement with FS Maritime SARL for the employment of our Chief Commercial Officer. The fee is set at a maximum of CHF437,995 per annum and is charged on a pro-rated basis for the time allocation of consultancy services incurred. During the six months ended June 30, 2021, we paid $0.3 million to FS Maritime SARL for these services (June 30, 2020: $0.1 million).